Shareholders' Equity - Schedule of Information Regarding Outstanding Warrants to Purchase (Details) - Warrant [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Number of outstanding Warrants	4,228,828
January 2023 agent [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	January 2023 agent
Number of outstanding Warrants	9,545
Exercise price per warrant (in Dollars per share) | $ / shares	$ 68.75
November 2023 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	November 2023
Number of outstanding Warrants	243,377
Exercise price per warrant (in Dollars per share) | $ / shares	$ 17.5
November 2023 agent [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	November 2023 agent
Number of outstanding Warrants	13,746
Exercise price per warrant (in Dollars per share) | $ / shares	$ 19.13
August 2024 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	August 2024
Number of outstanding Warrants	571,429
Exercise price per warrant (in Dollars per share) | $ / shares	$ 22.5
August 2024 agent [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	August 2024 agent
Number of outstanding Warrants	20,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 21.9
April 2025 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	April 2025
Number of outstanding Warrants	17,500
Exercise price per warrant (in Dollars per share) | $ / shares	$ 15
July 2025 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	July 2025
Number of outstanding Warrants	58,333
Exercise price per warrant (in Dollars per share) | $ / shares	$ 7.5
March 30 2026 [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	March 30 2026
Number of outstanding Warrants	3,183,476
Exercise price per warrant (in Dollars per share) | $ / shares	$ 2.5
March 30 2026 agent [Member]
Schedule of Outstanding Warrants to Purchase Shares [Line Items]
Issuance date	March 30 2026 agent
Number of outstanding Warrants	111,422
Exercise price per warrant (in Dollars per share) | $ / shares	$ 3.13